Capitalized Software - Schedule of Capitalized Computer Software, Net (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development [Abstract]
Software	$ 1,442,737	$ 1,324,275	$ 904,383
Accumulated amortization	(964,608)	(665,183)	(314,799)
Total	$ 478,129	$ 659,092	$ 589,584